ETF5 P1 08/18

SUPPLEMENT DATED AUGUSt 24, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2018 OF

Franklin ftse brazil ETF

FRANKLIN ftse cHINA etf

franklin ftse hONG KONG ETF

(each a series of Franklin Templeton ETF Trust)

Effective August 24, 2018, the number of shares per creation unit for each of the Franklin FTSE Brazil ETF, Franklin FTSE China ETF and Franklin FTSE Hong Kong ETF (each a “Fund” and together, the “Funds”) will change as follows:

Fund	Current Creation Unit Size	New Creation Unit Size
Franklin FTSE Brazil ETF	200,000 shares	100,000 shares
Franklin FTSE China ETF	400,000 shares	200,000 shares
Franklin FTSE Hong Kong ETF	300,000 shares	150,000 shares

Therefore, effective August 24, 2018, all references in the Prospectus to the size of the Funds’ creation units are hereby changed as indicated in the table above.

Please keep this supplement with your Prospectus for future reference.

ETF5 SA1 08/18

SUPPLEMENT DATED AUGUSt 24, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018 OF

Franklin ftse brazil ETF

FRANKLIN ftse cHINA etf

franklin ftse hONG KONG ETF

(each a series of Franklin Templeton ETF Trust)

Effective August 24, 2018, the number of shares per creation unit for each of the Franklin FTSE Brazil ETF, Franklin FTSE China ETF and Franklin FTSE Hong Kong ETF (each a “Fund” and together, the “Funds”) will change as follows:

Fund	Current Creation Unit Size	New Creation Unit Size
Franklin FTSE Brazil ETF	200,000 shares	100,000 shares
Franklin FTSE China ETF	400,000 shares	200,000 shares
Franklin FTSE Hong Kong ETF	300,000 shares	150,000 shares

Therefore, effective August 24, 2018, all references in the Statement of Additional Information (“SAI”) to the size of the Funds’ creation units are hereby changed as indicated in the table above.

Please keep this supplement with your SAI for future reference.